Employee Benefits Provisions (Tables)	12 Months Ended
Jun. 30, 2024
Employee Benefits Provisions [Abstract]
Schedule of Employee Benefits Provisions Liabilities
	Consolidated
	30 June 2024	30 June 2023
	$	$
Current liabilities
Provision for Annual leave	98,368	77,780

Non-current liabilities
Long service leave	20,018	—
	118,386	77,780

Schedule of Employee Entitlements Annual Leave	Annual leave
	Consolidated
	30 June 2024	30 June 2023
	$	$
Opening Balance	77,780	39,515
Annual leave taken	(26,416)	(33,396)
Additional provisions raised	47,004	71,661
Closing balance	98,368	77,780

Schedule of Employee Entitlements Long Service leave	Long Service leave
	Consolidated
	30 June 2024	30 June 2023
	$	$
Opening balance	—	—
Long service leave taken during the period	—	—
Additional provisions raised	20,018	—
Closing balance	20,018	—